Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Profit or loss [abstract]
Schedule of Basic and Diluted Loss Per Share

The calculation of basic and diluted loss per share for the year ended December 31, 2019 and 2018 was based on the following:

	2019	2018
Loss attributable to common shareholders	$69,193	$15,957
Weighted average number of shares outstanding (000s)	358,343	312,265